Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues
LNG revenues	$ 723	$ 249	$ 1,718	$ 334
LNG revenues—affiliate	111	16	864	16
Regasification revenues	65	64	195	194
Other revenues	3	1	7	2
Other revenues—affiliate	1	1	2	3
Total revenues	903	331	2,786	549
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	490	159	1,580	212
Cost of sales—affiliate	0	1	0	1
Operating and maintenance expense	73	38	205	80
Operating and maintenance expense—affiliate	31	14	70	36
Development expense	1	0	2	0
General and administrative expense	5	2	10	9
General and administrative expense—affiliate	18	25	63	68
Depreciation and amortization expense	87	44	239	92
Other	1	0	1	0
Total operating costs and expenses	706	283	2,170	498
Income from operations	197	48	616	51
Other income (expense)
Interest expense, net of capitalized interest	(153)	(114)	(437)	(229)
Loss on early extinguishment of debt	(25)	(26)	(67)	(54)
Derivative gain (loss), net	1	10	(2)	(26)
Other income	3	0	6	1
Total other expense	(174)	(130)	(500)	(308)
Net income (loss)	$ 23	$ (82)	$ 116	$ (257)
Basic and diluted net loss per common unit	$ (1.10)	$ (0.27)	$ (4.12)	$ (0.56)
Weighted average number of common units outstanding used for basic and diluted net loss per common unit calculation	247.2	57.1	121.2	57.1